SCHEDULE OF BREAKDOWN OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 33,775	$ 33,892
Accumulated amortization		(20,126)	(17,875)
Intangible assets, net	$ 16,614	13,649	16,017
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		9,553	9,582
Accumulated amortization		(4,969)	(4,283)
Intangible assets, net		4,584	5,299
Non Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		2,497	2,500
Accumulated amortization		(2,497)	(2,440)
Intangible assets, net		0	60
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		21,725	21,810
Accumulated amortization		(12,660)	(11,152)
Intangible assets, net		$ 9,065	$ 10,658